SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	6 Months Ended
Dec. 31, 2022
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 15. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
Short-term borrowings due to related parties:	RMB	(Unaudited)	(Unaudited)
Short-term borrowing from a founder, 4.35% annual interest, due on November 17, 2022*	¥4,006,767	¥—	$—
Short-term borrowing from a founder, 4.35% annual interest, due on December 26, 2022*	5,002,389	—	—
Short-term borrowing from a founder, 3.65% annual interest, due on December 26, 2023	—	10,005,069	1,450,367
Total short-term borrowings due to related parties	¥9,009,156	¥10,005,069	$1,450,367

*    The Company repaid the loans in full on maturity date.

No short-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2022 and December 31, 2022.

Interest expense for short-term borrowings due to related parties were ¥193,442 and ¥142,725 ($20,690) for the six months ended December 31, 2021 and 2022, respectively.